Fair value measurement - Narrative (Details) £ in Millions	Sep. 30, 2025 GBP (£) investment	Mar. 31, 2025 GBP (£)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings | £	£ 45,914	£ 47,539
Number of equity investments	38
Number of equity investments valued based on latest transaction price	11
Number of equity investments valued based on internal valuation process	25
At fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings | £	£ 42,201	£ 43,137